N-4	Oct. 02, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Oct. 02, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract and Appendix B – Investment Requirements.

Fund Name Change: Putnam Investment Management LLC, the investment manager of Putnam VT Sustainable Leaders Fund, has announced that the fund is expected to be renamed Putnam VT Focused U.S. Research Fund on or about October 5, 2026.

Beginning on or about October 5, 2026, all references to Putnam VT Sustainable Leaders Fund in those appendices will be replaced with Putnam VT Focused U.S. Research Fund.

Addition of a New Investment Option: On or about October 27, 2026, the following funds will be added as investment options under your Contract:

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP ClearBridge Appreciation Fund – Service Class advised by Lincoln Financial Investments Corporation	0.95%*	14.19%	12.44%	13.05%
Long-term capital appreciation; current income and income growth is a secondary objective.	LVIP ClearBridge Dividend Strategy Fund – Service Class advised by Lincoln Financial Investments Corporation	1.00%*	12.46%	11.69%	12.29%
Long-term growth of capital; current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.97%*	N/A	N/A	N/A

*This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.

For more information about the underlying funds, including its principal investment strategies and principal risks, please refer to the underlying fund prospectus.
Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for October 27, 2026, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.

Please note that your Contract may not offer every rider impacted by these requirements.

Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change
o
Lincoln ProtectedPay Select Core® and Estate Lock℠
o
Lincoln ProtectedPay Select Core®
o
Lincoln ProtectedPay Select Plus®
o
Lincoln ProtectedPay Select Max®
o
Lincoln Market Select® Advantage
o
Lincoln Max 6℠ Advantage
o
i4LIFE® Advantage Select Guaranteed Income Benefit
o
Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit
On or after November 28, 2016 (January 9, 2017 for existing Contractowners)
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value).

o i4LIFE® Advantage Select Guaranteed Income Benefit	On or after May 21, 2018 and prior to May 18, 2020
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to list of funds eligible for 100% allocation of Contract Value or Account Value.

o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowers)
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value).

*Riders elected on or after November 28, 2016 (January 9, 2017 for existing Contractowners) but prior to May 21, 2018.

Variable Option [Line Items]
Prospectuses Available [Text Block]	The changes described in this Supplement affect Appendix A – Investment Options Available Under The Contract and Appendix B – Investment Requirements.
Portfolio Companies [Table Text Block]

Investment Objective	Fund and Adviser/Sub-adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Long-term capital appreciation.	LVIP ClearBridge Appreciation Fund – Service Class advised by Lincoln Financial Investments Corporation	0.95%*	14.19%	12.44%	13.05%
Long-term capital appreciation; current income and income growth is a secondary objective.	LVIP ClearBridge Dividend Strategy Fund – Service Class advised by Lincoln Financial Investments Corporation	1.00%*	12.46%	11.69%	12.29%
Long-term growth of capital; current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund – Service Class advised by Lincoln Financial Investments Corporation	0.97%*	N/A	N/A	N/A

Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, the fund’s annual expenses reflect temporary expense reductions.
Investment Option Restrictions [Line Items]
Investment Options Not Always Available for All Benefits [Text Block]
Appendix B – Investment Requirements: If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and when you elected that rider. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective for October 27, 2026, and are added to the existing Investment Requirements in your prospectus. All other provisions of Investment Requirements remain unchanged.
Please note that your Contract may not offer every rider impacted by these requirements.
Applicable Riders/Investment Requirement Option	Purchase Date Range	Investment Requirement Change
o
Lincoln ProtectedPay Select Core® and Estate Lock℠
o
Lincoln ProtectedPay Select Core®
o
Lincoln ProtectedPay Select Plus®
o
Lincoln ProtectedPay Select Max®
o
Lincoln Market Select® Advantage
o
Lincoln Max 6℠ Advantage
o
i4LIFE® Advantage Select Guaranteed Income Benefit
o
Transitions from a Prior Rider to i4LIFE® Advantage Select Guaranteed Income Benefit
On or after November 28, 2016 (January 9, 2017 for existing Contractowners)
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to Group 2 (investments cannot exceed 80% of Contract Value or Account Value).

o i4LIFE® Advantage Select Guaranteed Income Benefit	On or after May 21, 2018 and prior to May 18, 2020
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to list of funds eligible for 100% allocation of Contract Value or Account Value.

o i4LIFE® Advantage Guaranteed Income Benefit (version 4)	On or after February 8, 2016 and prior to November 28, 2016 (January 9, 2017 for existing Contractowers)
The LVIP ClearBridge Appreciation Fund, LVIP ClearBridge Dividend Strategy Fund, and LVIP ClearBridge Large Cap Value Fund will be added to Group 2 (investments cannot exceed 70% of Contract Value or Account Value).

*Riders elected on or after November 28, 2016 (January 9, 2017 for existing Contractowners) but prior to May 21, 2018.

LVIP ClearBridge Appreciation Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	13.05%
LVIP ClearBridge Dividend Strategy Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term capital appreciation; current income and income growth is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.46%
Average Annual Total Returns, 5 Years [Percent]	11.69%
Average Annual Total Returns, 10 Years [Percent]	12.29%
LVIP ClearBridge Large Cap Value Fund – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Long-term growth of capital; current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund – Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.97%
Putnam VT Focused U.S. Research Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam VT Focused U.S. Research Fund